Capital Structure, Common Stock (Details) $ / shares in Units, $ in Thousands								5 Months Ended	12 Months Ended
	Feb. 26, 2019	Nov. 07, 2018 shares	Apr. 10, 2017 shares	Dec. 21, 2016 USD ($) $ / shares shares	Dec. 13, 2016 USD ($) $ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Aug. 10, 2016 USD ($) $ / shares shares	Jun. 27, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 03, 2017 USD ($)
Common Stock [Abstract]
Issuance of common stock (in shares) | shares			8,333	86,666	666,666	87,000	78,666	185,477
Price per share (in dollars per share) | $ / shares				$ 22.35		$ 41.25	$ 62.25
Net proceeds from issuance of common stock				$ 1,775	$ 13,081	$ 3,210	$ 4,080	$ 2,597
Number of shares that can be purchased with outstanding warrants (in shares) | shares				86,666	666,666				804,333
Combined purchase price of shares and warrants (in dollars per share) | $ / shares					$ 22.50
Repayments of related party debt									$ 0	$ 0	$ 6,900
Stock issuance costs								$ 86
Subsequent Event [Member]
Common Stock [Abstract]
Reverse stock split ratio	0.067
Sale and Leaseback Agreement [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares		120,000
Maximum [Member]
Common Stock [Abstract]
Common stock that can be sold												$ 20,000
Class A Warrants [Member]
Common Stock [Abstract]
Issuance of warrants (in shares) | shares				1,500,000	10,000,000
Purchase price per warrant (in dollars per share) | $ / shares				$ 0.01
Jelco [Member]
Common Stock [Abstract]
Repayments of related party debt					$ 6,900